Consolidated balance sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,901,092	$ 3,389,834
Time deposits	68,000,000	0
Restricted cash	1,005,827	451,225
Receivable from related parties	146,708	355,023
Trade and other receivables	7,898,103	1,400,275
Other current assets	240,002	0
Inventories	5,507,423	258,846
Advances and prepayments	172,908	150,544
Total current assets	133,872,063	6,005,747
Non current assets
Vessels, net	226,351,081	119,962,984
Restricted cash	5,600,000	2,500,000
Total non current assets	231,951,081	122,462,984
Total assets	365,823,144	128,468,731
Current liabilities
Trade accounts payable	8,115,462	1,430,251
Payable to related party	3,016,438	1,119,055
Accrued liabilities	1,982,306	486,674
Customer deposits	0	368,000
Deferred income	1,089,959	482,321
Current portion of long-term debt	10,176,538	4,747,616
Total current liabilities	24,380,703	8,633,917
Non current liabilities
Long-term debt	59,787,923	23,088,971
Total non current liabilities	59,787,923	23,088,971
Total liabilities	84,168,626	31,722,888
Commitments and contingencies
Stockholders' equity
Capital stock, 2,000,000,000 authorized, 4,775,272 and 192,585,376 issued and outstanding at December 31, 2021 and 2022, respectively	1,945,853	47,753
Preferred stock, Series A, 795,878 and 795,878 preferred shares, issued and outstanding at December 31, 2021 and 2022, respectively	8,119	7,959
Additional paid-in capital	251,096,421	97,161,688
(Accumulated deficit)/Retained earnings	28,604,125	(471,557)
Total stockholders' equity	281,654,518	96,745,843
Total liabilities and stockholders' equity	365,823,144	128,468,731
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, Series A, 795,878 and 795,878 preferred shares, issued and outstanding at December 31, 2021 and 2022, respectively	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock, Series A, 795,878 and 795,878 preferred shares, issued and outstanding at December 31, 2021 and 2022, respectively	$ 160	$ 0